SHARE CAPITAL- Principal assumptions used in the valuation (Details)					12 Months Ended
	Dec. 18, 2019 CNY (¥) $ / shares	Dec. 16, 2019 $ / shares	Dec. 04, 2018 USD ($) $ / shares	Nov. 21, 2007 $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) $ / shares
Disclosure Of SHARE CAPITAL [Line Items]
Grant date	December 18, 2019		December 4, 2018
Share price at date of grant	0.68		1.18		1,260,000	550,000
Exercise price		$ 0.9375		$ 7.50
Volatility	141.00%		168.00%
Warrant life	5 years	5 years			5 years
Dividend yield	0.00%		0.00%
Risk-free interest rate	1.74%		2.63%
Fair value at grant date	¥ 0.598		$ 1.45
Bottom of range [member]
Disclosure Of SHARE CAPITAL [Line Items]
Exercise price	¥ 0.82		$ 1.27
Top of range [member]
Disclosure Of SHARE CAPITAL [Line Items]
Exercise price	¥ 0.9375		$ 1.5875			$ 1.5875